UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 3, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 10, 1999.

Report for the Calendar Year or Quarter Ended: September 30, 1998

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  November  8, 1999


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:       607,639,377



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AHMANSON CORP                  CS               008677106    20524   369800 SH       SOLE                   369800
AMERICAN STORES                CS               030096101    45059  1399900 SH       SOLE                  1399900
AMOCO                          CS               031905102    79676  1478900 SH       SOLE                  1478900
BANKAMERICA CORP (OLD)         CS               066050105     5915    97700 SH       SOLE                    97700
BERG ELECTRONICS               CS               08372L106     4328   125000 SH       SOLE                   125000
BETZ DEARBORN                  CS               087779104     6913   100000 SH       SOLE                   100000
CHRYSLER CORP.                 CS               171196108    94433  1972500 SH       SOLE                  1972500
CITICORP                       CS               173034109    26627   286500 SH       SOLE                   286500
COMSAT CORP                    CS               20564D107     6698   190000 SH       SOLE                   190000
CORRECTION CORP OF AMERICA     CS               220256101     1356   100000 SH       SOLE                   100000
DYNATECH - NEW                 CS               268140100      485   165050 SH       SOLE                   165050
EASTERN ENVIRONMENTAL          CS               276369105     6820   226400 SH       SOLE                   226400
EXCEL COMMUNICATIONS           CS               30065K104     5616   248200 SH       SOLE                   248200
FINGERHUT                      CS               317867109     3599   327200 SH       SOLE                   327200
FIRSTAR BANCORP                CS               33763V109     5321   105100 SH       SOLE                   105100
GENERAL RE                     CS               370563108      670     3300 SH       SOLE                     3300
GENERAL SIGNAL CORP            CS               370838104    22036   649300 SH       SOLE                   649300
IMNET SYSTEMS                  CS               452921109     2256    94000 SH       SOLE                    94000
MARQUETTE MEDICAL              CS               571490101     2498    57500 SH       SOLE                    57500
MEMCO SOFTWARE                 CS               M69065106     1318    95000 SH       SOLE                    95000
MID-AMERICAN ENERGY            CS               595920109      264    10000 SH       SOLE                    10000
MONSANTO CORP (VS AHP)         CS               611662107    28227   500700 SH       SOLE                   500700
NOEL GROUP                     CS               655260107     1208   966300 SH       SOLE                   966300
PENEDERM                       CS               706867108     2667   130900 SH       SOLE                   130900
PHARMERICA                     CS               717135107      618   113600 SH       SOLE                   113600
PHYSIO CONTROL                 CS               719431108    19557   703500 SH       SOLE                   703500
POLYGRAM (LISTED)              CS               731733101      284     5000 SH       SOLE                     5000
RAYTECH GROUP                  CS               755103108      756   232600 SH       SOLE                   232600
RESURGENCE PROPERTIES COMMON ( CS               76126R109       48   767400 SH       SOLE                   767400
SBARRO INC.                    CS               805844107     1991    89250 SH       SOLE                    89250
SOUTHERN NEW ENGLAND TELECOM   CS               843485103    82570  1056900 SH       SOLE                  1056900
STRATUS COMPUTER               CS               863155107    15634   464100 SH       SOLE                   464100
SUN AMERICA                    CS               866930100    27261   446900 SH       SOLE                   446900
TOWER REALTY                   CS               89185E109     2737   137700 SH       SOLE                   137700
Tele-Communications Inc Cl-A   CS               87924V101    47768  1220900 SH       SOLE                  1220900
US SURGICAL                    CS               912707106    18067   433400 SH       SOLE                   433400
USCS INTERNATIONAL             CS               90330X109      854    26700 SH       SOLE                    26700
WELLS FARGO                    CS               949740104    14981    42200 SH       SOLE                    42200